Property, Plant and Equipment (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Dikes and evaporating ponds [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expenses	$ 42	$ 37